Document And Entity Information	Oct. 25, 2023
Cover [Abstract]
Document Type	8-K/A
Period End Date	Oct. 25, 2023
Registrant Name	CAPITOL FEDERAL FINANCIAL, INC.
State of incorporation	MD
Commission file number	001-34814
IRS identification number	27-2631712
Address of principal executive offices location	700 South Kansas Avenue,
City of principal executive offices location	Topeka
State of principal executive offices location	KS
Zip code of principal executive offices location	66603
Telephone number - Area code	785
Telephone number	235-1341
Written communications indicator	false
Soliciting material indicator	false
Pre-commencement tender offer indicator	false
Pre-commencement issuer tender offer indicator	false
Title of security class	Common Stock, par value $0.01 per share
Trading symbol	CFFN
Name of exchange on which securities are registered	NASDAQ
Emerging Growth Company indicator	false
Entity Central Index Key	0001490906
Amendment Description	On October 25, 2023, Capitol Federal Financial, Inc. (the "Company") issued a press release announcing a strategic securities transaction and fiscal year 2023 financial results (the "Original Earnings Release"). A copy of the Original Earnings Release was furnished by the Company with a Current Report on Form 8-K on October 25, 2023 (the “Original 8-K”). On November 15, 2023, the Company issued a press release revising the Original Earnings Release (the “Revised Earnings Release”) to correct the accounting treatment for the net realized losses associated with the Company's sale of securities in October 2023. All the net losses were originally recorded in fiscal year 2023. Following continued review, as indicated in the Revised Earnings Release, the Company determined that a portion of the net losses should be recorded in the first quarter of fiscal year 2024 instead of fiscal year 2023. The sole purpose of this Amendment No. 1 on Form 8-K/A is to amend Items 2.02 and 9.01 of the Original 8-K and furnish the Revised Earnings Release in place of the Original Earnings Release. Except as set forth herein, no other information in the Original 8-K is being amended.
Amendment Flag	true